Debt - Additional Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 agreement	Jul. 01, 2012 agreement
Amortization expense
Amortization expense	$ 200,000	$ 200,000	$ 200,000
Interest rate swap
Number of interest rate derivatives held				4	4
Amount of swap agreement				25,000,000	50,000,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Interest rate swap
Number of interest rate derivatives held				4	4
Amount of swap agreement				$ 25,000,000	$ 50,000,000